NEOS Enhanced Income Credit Select ETF
Schedule of Investments
March 31, 2026 (Unaudited)

PURCHASED OPTIONS - 0.1%	Notional Amount	Contracts	Value
Put Options - 0.1%
S&P 500® Index (a)(b)
Expiration: 04/09/2026; Exercise Price: $5,800.00	$69,855,164	107	$37,985
Expiration: 04/09/2026; Exercise Price: $5,875.00	69,855,164	107	45,475
Expiration: 04/09/2026; Exercise Price: $5,900.00	69,855,164	107	48,150
TOTAL PURCHASED OPTIONS (Cost $440,640)			131,610

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 93.7%		Par	Value
3.62%, 06/04/2026 (c)		197,412,000	196,145,943
TOTAL U.S. TREASURY BILLS (Cost $196,150,937)			196,145,943

MONEY MARKET FUNDS - 6.4%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (d)		13,125,709	13,125,709
Northern US Government Money Market Fund - Class Shares Class, 3.37% (d)		240,269	240,269
TOTAL MONEY MARKET FUNDS (Cost $13,365,978)			13,365,978

TOTAL INVESTMENTS - 100.2% (Cost $209,957,555)			209,643,531
Liabilities in Excess of Other Assets - (0.2)%			(412,416)
TOTAL NET ASSETS - 100.0%			$209,231,115

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown is the annualized yield as of March 31, 2026.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Enhanced Income Credit Select ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500® Index (a)(b)
Expiration: 04/09/2026; Exercise Price: $6,050.00	$(69,855,164)	(107)	$(82,925)
Expiration: 04/09/2026; Exercise Price: $6,125.00	(69,855,164)	(107)	(113,955)
Expiration: 04/09/2026; Exercise Price: $6,175.00	(69,855,164)	(107)	(143,380)
TOTAL WRITTEN OPTIONS (Premiums received $1,029,230)			$(340,260)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Enhanced Income Credit Select ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$131,610	$–	$131,610
U.S. Treasury Bills	–	196,145,943	–	196,145,943
Money Market Funds	13,365,978	–	–	13,365,978
Total Investments	$13,365,978	$196,277,553	$–	$209,643,531

Liabilities:
Written Options	$–	$(340,260)	$–	$(340,260)
Total Written Options	$–	$(340,260)	$–	$(340,260)

Refer to the Schedule of Investments for further disaggregation of investment categories.